Basis of preparation of the consolidated financial statements (Details)	Dec. 31, 2018	Dec. 31, 2017
Campos Novos Energia S.a.
Significant investment in subsidiary or joint operation
Percentage of capital in joint operation	20.98%	20.98%
Cia. Minera Shalipayco S.A.C
Significant investment in subsidiary or joint operation
Percentage of capital in joint operation	75.00%	75.00%
Cia. Magistral S.A.C
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	100.00%	100.00%
Nexa Resources Atacocha S.A.A. - "NEXA ATACOCHA"
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	66.62%	66.62%
NEXA PERU
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	80.23%	80.23%
Inversiones Garza Azul S.A.C
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	99.75%	100.00%
Votorantim GmbH
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	100.00%	100.00%
Pollarix S. A.
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	33.33%	33.33%
L.D.O.S.P.E. Empreendimentos e Participaes Ltda.
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	100.00%	100.00%
L.D.Q.S.P.E. Empreendimentos e Participaes Ltda.
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	100.00%	100.00%
L.D.R.S.P.E. Empreendimentos e Participaes Ltda.
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	100.00%	100.00%
Nexa Resources El Porvenir S.A.C.
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	99.99%	99.99%
Nexa Resources UK Ltd. - "NEXA UK"
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	100.00%	100.00%
Minera Bongara S.A.
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	61.00%	61.00%
Minera Pampa de Cobre S.A.C
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	99.99%	99.99%
Mineracao Dardanelos Ltda.
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	70.00%	70.00%
Mineracao Santa Maria Ltda.
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	99.99%	99.99%
Rayrock Antofagasta S.A.C
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	99.99%	99.99%
Nexa Resources Cajamarquilla S.A. - "NEXA CJM"
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	99.99%	99.99%
NEXA BR
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	100.00%	100.00%
Votorantim US. Inc.
Significant investment in subsidiary or joint operation
Percentage of capital in subsidiary	100.00%	100.00%